UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance at the Beginning at Dec. 31, 2023 | ¥	¥ 50		¥ (2,453)		¥ 1,045,397		¥ 19,223		¥ (988,669)		¥ 30,173		¥ 103,721
Balance at the Beginning (in Shares) at Dec. 31, 2023	78,831,942	78,831,942
Balance at the Beginning, Treasury shares (in Shares) at Dec. 31, 2023			1,429,341	1,429,341
Net loss | ¥									(3,399)		(518)		(3,917)
Translation adjustments | ¥							286						286
Exercise and vesting of share-based awards | ¥			¥ 2,284		(2,275)								9
Exercise and vesting of share-based awards (in shares)	1,315,915	1,315,915	(1,315,915)	(1,315,915)
Repurchase of common shares | ¥			¥ (666)										(666)
Repurchase of common shares (in shares)	(386,027)	(386,027)	386,027	386,027
Share-based compensation (Note 10) | ¥					2,181								2,181
Balance at the End at Jun. 30, 2024 | ¥	¥ 50		¥ (835)		1,045,303		19,509		(992,068)		29,655		101,614
Balance at the End (in Shares) at Jun. 30, 2024	79,761,830	79,761,830
Balance at the End, Treasury shares (in Shares) at Jun. 30, 2024			499,453	499,453
Balance at the Beginning at Dec. 31, 2024 | ¥	¥ 50		¥ (1,674)		1,045,221		20,040		(995,715)		31,476		99,398
Balance at the Beginning (in Shares) at Dec. 31, 2024	80,041,689	80,041,689
Balance at the Beginning, Treasury shares (in Shares) at Dec. 31, 2024			442,915	442,915
Net loss									(2,573)		1,461		(1,112)	$ (156)
Translation adjustments							(270)						(270)	(38)
Exercise and vesting of share-based awards | ¥	¥ 1		¥ 699		1,491								2,191
Exercise and vesting of share-based awards (in shares)	798,853	798,853	(193,040)	(193,040)
Repurchase of common shares | ¥			¥ (3,344)										(3,344)
Repurchase of common shares (in shares)	(583,893)	(583,893)	583,893	583,893
Share-based compensation (Note 10) | ¥					694								694
Balance at the End at Jun. 30, 2025	¥ 51	$ 7	¥ (4,319)	$ (603)	¥ 1,047,406	$ 146,212	¥ 19,770	$ 2,760	¥ (998,288)	$ (139,356)	¥ 32,937	$ 4,598	¥ 97,557	$ 13,618
Balance at the End (in Shares) at Jun. 30, 2025	80,256,649	80,256,649
Balance at the End, Treasury shares (in Shares) at Jun. 30, 2025			833,768	833,768